Marketable Securities	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Marketable Securities
12. Marketable Securities

At December 31, 2021 the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Realized Losses	Fair Value

Mutual funds	$1,252	22	-	$-	$1,274
Government debentures	$1,894	23	-	$(9)	$1,908
Corporate debentures	$15,617	$24	$(228)	$(131)	$15,282
	18,763	$69	$(228)	$(140)	$18,464

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,200	-	-	$1,200
Government debentures	$1,360	6	$(7)	$1,359
Corporate debentures	$14,200	$116	$(4)	$14,312
	$16,760	$122	$(11)	$16,871